UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2012

Check here if Amendment [ ]; Amendment Number:
                                               ----------
     This Amendment (Check only one.):     [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Roark, Rearden & Hamot Capital Management, LLC*
Address:     222 Berkeley Street, 17th Floor
             Boston, MA 02116

Form 13F File Number:  28-11722

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Seth W. Hamot
Title:    Managing Member
Phone:    (617) 595-4400

Signature, Place, and Date of Signing:

/s/ Seth W. Hamot          Boston, MA          May 14, 2012
-----------------          ----------          ------------

* Roark, Rearden & Hamot Capital Management, LLC is the management company to Costa Brava Partnership III L.P. Seth W. Hamot is the managing member of Roark, Rearden & Hamot Capital Management, LLC.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          3

Form 13F Information Table Entry Total:     19

Form 13F Information Table Value Total:     $101,620
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.     Form 13F File Number          Name
---     -------------------------     ----
1       28-11734                      Costa Brava Partnership III L.P.
2       28-11736                      Roark, Rearden & Hamot, LLC
3       28-11733                      Seth W. Hamot

                                                      COSTA BRAVA PARTNERSHIP III L.P.
                                                 FORM 13F INFORMATION TABLE AS OF 3/31/2012

                                                   SHARES OR     MARKET
                             TITLE OF                 PRN         VALUE     INVESTMENT   OTHER
NAME OF ISSUER                CLASS      CUSIP       AMOUNT    LONG X1000   DISCRETION  MANAGERS   SOLE     SHARED     NONE
API TECHNOLOGIES INC         COM NEW   00187E203     750000     2,617.50       sole               750000
ARBOR RLTY TR INC            COM       038923108     700000     3,913.00       sole               700000
BENIHANA INC                 COM       082047101      60000       783.00       sole                60000
PEP BOYS MANNY MOE & JACK    CALL      713278909       4500        45.00       sole                 4500
CHINACAST EDUCATION - CORP   COM NEW   16946T109     500000     2,120.00       sole               500000
DUSA PHARMACEUTICALS INC     COM       266898105      54775       342.89       sole                54775
ENERGY PARTNERS LTD          COM NEW   29270U303     425000     7,059.25       sole               425000
HARVARD BIOSCIENCE INC       COM       416906105     325000     1,274.00       sole               325000
INCONTACT INC                COM       45336E109     500000     2,790.00       sole               500000
KIT DIGITAL INC              COM NEW   482470200    2000000    14,400.00       sole              2000000
LO-JACK CORP                 COM       539451104     790000     3,136.30       sole               790000
MGIC INVT CORP WIS           COM       552848103    1700000     8,432.00       sole              1700000
MMODAL INC                   COM       60689B107    2469572    26,053.98       sole              2469572
MPG OFFICE TR INC            COM       553274101     200000       468.00       sole               200000
NABI BIOPHARMACEUTICALS      COM       629519109     250000       465.00       sole               250000
NEWCASTLE INVT CORP          COM       65105M108    2000000    12,560.00       sole              2000000
QLT INC                      COM       746927102     648900     4,542.30       sole               648900
RED LION HOTELS CORP         COM       756764106      36098       296.36       sole                36098
SANTARUS INC                 COM       802817304    1764400    10,321.74       sole              1764400